STOCK BASED COMPENSATION (Options and Warrants Outstanding by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Minimum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 1.04
Minimum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	2.00
Minimum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	3.00
Minimum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	4.00
Minimum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	5.00
Maximum | $1.04 - $1.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	1.99
Maximum | $2.00 - $2.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	2.99
Maximum | $3.00 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	3.99
Maximum | $4.00 - $4.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	4.99
Maximum | $5.00 - $5.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 5.99